Insurance technical provisions and pension plans (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pensions PGBL And Traditional Plans [Abstract]
At the beginning of the year	R$ 47,623,322	R$ 45,557,528
Receipt of premiums net of fees	2,683,007	3,446,148
Payment of benefits	(858,454)	(759,949)
Payment of redemptions	(2,615,186)	(2,962,505)
Adjustment for inflation and interest	3,232,938	3,656,452
Others	(537,680)	(1,314,352)
At the end of the year	R$ 49,527,947	R$ 47,623,322